Cover	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2021
Entity File Number	001-39356
Entity Registrant Name	IAC/INTERACTIVECORP
Entity Central Index Key	0001800227
Entity Tax Identification Number	84-3727412
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	IAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false